MONEY MARKET FUND
------------------------------------
SEMI-ANNUAL REPORT

                                  May 31, 1998
--------------------------------

WHERE LEADING MONEY MANAGERS CONVERGE

                           MANAGERS MONEY MARKET FUND
                               SEMI-ANNUAL REPORT
                                  MAY 31, 1998

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                             PAGE
                                                                             ----
 President's Message.......................................................    1
 The Managers Funds Performance............................................    4
      COMPLETE PERFORMANCE TABLE FOR ALL OF THE MANAGERS FUNDS AS OF JUNE
      30, 1998
 Managers Money Market Fund
     Statement of Assets and Liabilities...................................    5
        FUND'S BALANCE SHEET AND NET ASSET VALUE (NAV) PER SHARE
        COMPUTATION
     Statement of Operations...............................................    5
        DETAIL OF SOURCES OF INCOME AND FUND LEVEL EXPENSES
     Statement of Changes in Net Assets....................................    6
        DETAIL OF CHANGES IN FUND ASSETS AND DISTRIBUTIONS TO SHAREHOLDERS
        FOR THE LAST TWO PERIODS
     Financial Highlights..................................................    7
        HISTORICAL NET ASSET VALUES, DISTRIBUTIONS, TOTAL RETURNS, EXPENSE
        RATIOS AND NET ASSETS
     Notes to Financial Statements.........................................    8
        ACCOUNTING AND DISTRIBUTION POLICIES, DETAILS OF AGREEMENTS AND
        TRANSACTIONS WITH FUND MANAGEMENT AND DESCRIPTION OF CERTAIN
        INVESTMENT RISKS
 The Prime Money Market Portfolio (The commingled investment pool which holds all investable assets of the Fund)
     Schedule of Investments...............................................   10
        DETAILED PORTFOLIO LISTINGS BY SECURITY TYPE, AS VALUED AT MAY 31,
        1998, OF WHICH MANAGERS MONEY MARKET FUND OWNS A PRO RATA SHARE
     Statement of Assets and Liabilities...................................   15
        PORTFOLIO'S BALANCE SHEET
     Statement of Operations...............................................   15
        DETAIL OF THE PORTFOLIO'S SOURCES OF INCOME, EXPENSES, AND REALIZED
        GAINS (LOSSES) DURING THE PERIOD
     Statement of Changes in Net Assets....................................   16
        DETAIL OF CHANGES IN THE PORTFOLIO'S ASSETS DURING THE PAST TWO
        PERIODS
     Supplementary Data....................................................   16
        HISTORICAL RATIOS OF THE PORTFOLIO'S EXPENSES, NET INVESTMENT
        INCOME AND IMPACT OF EXPENSE REIMBURSEMENTS ON THE EXPENSE RATIOS
     Notes to Financial Statements.........................................   17
        THE PORTFOLIO'S ACCOUNTING POLICIES AND DETAILS OF AGREEMENTS AND
        TRANSACTIONS WITH PORTFOLIO MANAGEMENT

    INVESTMENTS IN MANAGERS MONEY MARKET FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN GUARANTY TRUST COMPANY OF NEW YORK OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ALTHOUGH THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT WILL BE ABLE TO CONTINUE TO DO SO.

PRESIDENT'S MESSAGE
-----------------------------------------------


DEAR FELLOW SHAREHOLDER:

  The first half of 1998 was again a prosperous period for the U.S. economy and most financial assets. Despite continuing economic and financial upheaval in the Far East, the U.S. economy has continued to grow and has even accelerated in 1998. Gross domestic product (GDP) grew at an annual rate of 5.5% in the first quarter, having accelerated from a 3.7% rate of growth during the fourth quarter of 1997. Statistics indicate that second quarter growth may be stronger. Consumer spending, which makes up approximately two thirds of the nation's economic activity and is thus an important driver of GDP, grew at an annual rate of 6% during the first quarter and continued increasing through May. Unemployment remains extremely low at 4.3%, the annual rate of inflation is holding steady below 2% and personal income continues to rise. In his testimony to U.S. Congress, Federal Reserve Chairman Alan Greenspan declared that "the current economic performance . . . is as impressive as any I have witnessed in my near half-century of daily observation of the American Economy." Thus, it is not surprising that the Conference Board's Consumer Confidence Index has risen to its highest level since 1969.

  Because inflation has remained extremely moderate, and there is no hard evidence to indicate any acceleration going forward, interest rates have gradually fallen over the past six months. While short-term interest rates have dropped slightly, which obviously has an effect on the portfolio of this fund, long-term interest rates have fallen even more, causing what financial practitioners refer to as a flattening of the yield curve. What this means is that the difference (spread) in income yield between long-term bonds, which generally pay a higher income yield than do short-term securities, is much less than it has been in the recent past. In fact, on May 31, 1998 the yield on 10-year Treasury bonds was only 0.11% higher than the yield on one-year Treasury bills. For comparison, the difference between

-----------------------------------------------
10-year and one-year Treasury yields in May 1997 was 0.85%, and in May 1994 the spread was 1.80%. The extremely flat yield curve is the result of investors' expectations that the rate of inflation will remain stable.

  While low, declining interest rates are very good for the economy, it has been a challenging environment in which to maintain a stable yield in a short-term investment portfolio. Given this Fund's primary goal of protecting capital while seeking a competitive yield in excess of inflation, we believe that the Fund's portfolio management team led by Robert Johnson at J.P. Morgan has done an excellent job. During the six-month period ending May 31, 1998, the yield on short-term Treasury securities has fallen in the range of 12 basis points (0.12%). Meanwhile, over the same period, the Managers Money Market Fund has provided a yield which rose in the early months of the year and has recently pulled back to finish virtually unchanged from its November level. As of May 31, 1998 the 30-day average annualized yield for the Fund was 5.14%. For comparison, the 30-day average yield for the IBC All Taxable Money Fund Average (an index compiled by IBC Financial Data Corp. which serves as an appropriate benchmark for the Fund) for the same period was 5.00%.

  Changes in the portfolio's maturity positioning along with the manager's changes in asset mix added marginally to the overall performance during the period. The average maturity was typically managed to within 45 to 55 days throughout the six-month period. However, during January and into February, the maturity was managed down to a low of 30 days in anticipation of a rise in rates, after which the manager quickly added longer-term securities to take advantage of the rise and bring the average maturity back to the 50-day range. Again toward the end of May, the portfolio manager was taking the maturity down in order to provide more liquidity for buying opportunities during June. At the end of the period, the average maturity for the portfolio was 38 days which was considerably shorter than the IBC All Taxable Money Fund Average Maturity of 56 days.

  Throughout the period, the portfolio manager added to the holdings in commercial paper and time deposits while reducing holdings in certificates of deposit and repurchase agreements. The allocation to high-grade foreign commercial paper was maintained, however, the portfolio manager has shifted the holdings from Japanese banking issuers to European issuers.

-----------------------------------------------

  The accompanying chart provides a breakdown of the portfolio as of May 31, 1998.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION
Floating Rate Notes           38%
Commercial Paper              32%
Certificates of
Deposit                       12%
Time Deposits                 18%

  For the six months ended May 31, 1998, the Fund provided a total return of 2.63%. During the same period, the IBC All Taxable Money Fund Average returned 2.51%. The annual rate of inflation during the period was 1.4%, as measured by the Consumer Price Index. The average seven-day simple yield for the IBC All Taxable Money Fund Average was 5.04% on June 30, 1998, and the seven-day compound yield was 5.16%. The simple and compound yields for the Managers Money Market Fund for the same period were 5.13%, and 5.26%, respectively.

  As always, should you have any questions on this report, please feel free to contact us at 1-800-835-3879.

  We thank you for your continued investment in The Managers Funds.

  Sincerely,

  Robert P. Watson
  President

                                     (LOGO)

THE MANAGERS FUNDS PERFORMANCE (UNAUDITED)
All periods ending June 30, 1998
----------------------------------------------------------------------

                                            AVERAGE ANNUAL TOTAL RETURNS*
                              ----------------------------------------------------------
                               SIX                                               SINCE     INCEPTION  MORNINGSTAR
                              MONTHS   1 YEAR   3 YEARS   5 YEARS   10 YEARS   INCEPTION     DATE      RATING**
                              ------   ------   -------   -------   --------   ---------   ---------  -----------
Equity Funds:

Income Equity Fund            10.99%    22.69%   24.03%    18.87%    15.20%        15.76%  Oct. '84    ####

Capital Appreciation Fund     33.40%    43.11%   24.19%    20.02%    16.85%        17.07%  Jun. '84    ####

Special Equity Fund            5.85%    19.85%   24.91%    18.90%    17.94%        16.86%  Jun. '84    ####

International Equity Fund     17.38%    15.33%   16.54%    16.18%    12.86%        14.87%  Dec. '85    ####

Emerging Markets Equity Fund     --        --       --        --        --        (15.50)% Feb. '98      N/A

Income Funds:

Short Government Fund          2.40%     5.62%    5.16%     3.29%     5.15%         5.23%  Oct. '87    ##

Short & Intermediate Bond
 Fund                          2.49%     6.02%    6.23%     4.34%     6.97%         8.24%  Jun. '84    ###

Intermediate Mortgage Fund     2.81%     7.94%    6.55%     0.39%     6.60%         7.16%   May '86    #

Bond Fund                      4.83%    11.34%    9.82%     9.04%    10.18%        11.25%  Jun. '84    ####

Global Bond Fund               2.68%     4.55%    2.90%       --        --          5.47%  Mar. '94    #
Money Market Fund              2.60%     5.33%    5.31%     4.66%     5.31%         5.85%  Jun. '84      N/A

--------------------------------------------------------------------------------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND SHARE PRICE WILL FLUCTUATE. THE REDEMPTION PRICE OF A MUTUAL FUND MAY BE MORE OR LESS THAN THE PURCHASE PRICE. FOR ADDITIONAL OR MORE RECENT INFORMATION ON ANY OF THE MANAGERS FUNDS, PLEASE CALL (800) 835-3879, OR YOUR INVESTMENT ADVISER. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

 * Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect fee waivers or the reimbursement of fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized.

** Morningstar proprietary ratings reflect risk-adjusted performance through 6/30/98 and are subject to change every month. The ratings are by asset class and are calculated from the funds' three-, five- and ten-year returns (with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day T-bill returns. For the three-, five- and ten-year periods, respectively, each of the Equity Funds other than the International Equity Fund was rated against 2,564, 1,481 and 726 equity funds, the International Equity Fund was rated against 788, 348 and 110 international equity funds, and each of the Income Funds was rated against 1,478, 900 and 347 fixed-income funds. Ten percent of the funds in each asset class receive five stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars and 10% receive 1 star.

MANAGERS MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 1998 (unaudited)
----------------------------------------------------------------------

 ASSETS:
   Investment in The Prime Money Market Portfolio ("Portfolio")       $26,614,275
   Prepaid expenses                                                        15,752
                                                                      -----------
     Total assets                                                      26,630,027
                                                                      -----------
 LIABILITIES:
   Dividends payable to shareholders                                       19,120
   Other accrued expenses                                                  26,811
                                                                      -----------
     Total liabilities                                                     45,931
                                                                      -----------
 NET ASSETS                                                           $26,584,096
                                                                      -----------
                                                                      -----------
   Shares outstanding                                                  26,584,096
                                                                      -----------
                                                                      -----------
   Net asset value, offering and redemption price per share                 $1.00
                                                                             ----
                                                                             ----
 NET ASSETS REPRESENT:
   Paid-in capital                                                    $26,584,096
                                                                      -----------
                                                                      -----------

----------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the six months ended May 31, 1998 (unaudited)
----------------------------------------------------------------------

 INVESTMENT INCOME FROM PORTFOLIO:
   Interest income                                                        $977,140
 EXPENSES:
   Administration fees                                        $  42,345
   Transfer agent fees                                           22,699
   Registration fees                                             11,511
   Reports to shareholders                                        5,965
   Audit fees                                                     5,209
   Accounting fees                                                2,995
   Trustee fees                                                     585
   Legal fees                                                       964
   Miscellaneous expenses                                         3,454
   Allocated Portfolio expenses                                  28,908
                                                              ---------
     Total expenses                                             124,635
   Less: Waiver of administration fees                          (33,876)
                                                              ---------
     Net expenses                                                           90,759
                                                                          --------
 NET INVESTMENT INCOME                                                    $886,381
                                                                          --------
                                                                          --------

   The accompanying notes are an integral part of these financial statements.

MANAGERS MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------

                                             FOR THE SIX
                                             MONTHS ENDED           FOR THE
                                             MAY 31, 1998         YEAR ENDED
                                             (UNAUDITED)       NOVEMBER 30, 1997
                                           ----------------   -------------------
 INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
   Net investment income                     $   886,381          $ 2,150,158
                                           ----------------   -------------------
 DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                   (886,381)          (2,150,158)
                                           ----------------   -------------------
 FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares              265,774,295          317,466,320
   Net asset value of shares issued in
    connection with reinvestment of
    dividends                                    803,482            1,762,742
   Cost of shares repurchased               (276,537,852)        (318,775,835)
                                           ----------------   -------------------
   Net increase (decrease) from capital
    share transactions                        (9,960,075)             453,227
                                           ----------------   -------------------
 Total increase (decrease) in net assets      (9,960,075)             453,227
                                           ----------------   -------------------
 NET ASSETS:
   Beginning of period                        36,544,171           36,090,944
                                           ----------------   -------------------
   End of period                             $26,584,096          $36,544,171
                                           ----------------   -------------------
                                           ----------------   -------------------

   The accompanying notes are an integral part of these financial statements.

MANAGERS MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each period
----------------------------------------------------------------------

                                     SIX MONTHS        YEAR ENDED        ELEVEN MONTHS       YEAR ENDED
                                       ENDED          NOVEMBER 30,           ENDED          DECEMBER 31,
                                    MAY 31, 1998   -------------------   NOVEMBER 30,    -------------------
                                    (UNAUDITED)      1997       1996         1995          1994       1993
                                    ------------   --------   --------   -------------   --------   --------

NET ASSET VALUE, BEGINNING
 OF PERIOD                             $1.000       $1.000     $1.000      $1.000         $1.000     $1.000
                                    ---------      -------    -------    -----------     -------    -------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                 0.026        0.052      0.054       0.044          0.035      0.022

LESS DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
  Net investment income                (0.026)      (0.052)    (0.054)     (0.044)        (0.035)    (0.022)
                                    ---------      -------    -------    -----------     -------    -------
NET ASSET VALUE, END OF PERIOD         $1.000       $1.000     $1.000      $1.000         $1.000     $1.000
                                    ---------      -------    -------    -----------     -------    -------
                                    ---------      -------    -------    -----------     -------    -------
------------------------------------------------------------------------------------------------------------
Total Return (c)                         5.25%(b)     5.35%      5.53%       4.51%(b)       3.61%      2.48%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

Ratio of net expenses to average
 net assets                              0.54%(b)     0.40%      0.12%       1.13%(b)       0.73%      0.74%
Ratio of net investment income to
 average net assets                      5.23%(b)     5.22%      5.35%       4.85%(b)       3.84%      2.48%
Net assets at end of period (000's
 omitted)                             $26,584      $36,544    $36,091     $11,072        $17,269     $7,368
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Expense Waiver/Reimbursement (a)
  Ratio of total expenses to
   average net assets                    0.74%(b)     0.74%      0.75%       1.18%(b)       1.03%      0.99%
  Ratio of net investment income
   to average net assets                 5.03%(b)     4.88%      4.71%       4.80%(b)       3.54%      2.23%
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

 (a) Ratio information assuming no waiver or reimbursement of investment advisory and management fees and/or administrative fees in effect for the periods presented, if applicable. (See Note 2).
 (b)  Annualized.
 (c) The total returns would have been lower had certain expenses not been reduced during the periods shown.
 ------------------------------------------------------------------------------

MANAGERS MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 1998 (unaudited)
----------------------------------------------------------------------

Managers Money Market Fund (the "Fund") is a series of The Managers Funds (the "Trust"), a no-load, diversified, open-end, management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Currently the Trust is comprised of 11 investment series (collectively the "Funds").

The Fund invests all of its investable assets in The Prime Money Market Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (0.37% at May 31, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

  (A) VALUATION OF INVESTMENTS

Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

  (B) SECURITY TRANSACTIONS

The Fund records its share of interest income, expenses and realized gains and losses and adjusts its investment in the Portfolio each day.

  (C) INVESTMENT INCOME
    AND EXPENSES

All the interest income, expenses and realized gains and losses of the Portfolio are allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination. Expenses incurred by the Trust with respect to one or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

----------------------------------------------------------------------

  (D) DIVIDENDS AND DISTRIBUTIONS

Dividends resulting from net investment income normally will be declared daily, payable on the third to the last business day of the month.

Distributions classified as capital gains for federal income tax purposes, if any, will be made on an annual basis and when required for federal excise tax purposes. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to capital stock.

  (E) FEDERAL TAXES

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains, if any, to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no federal income or excise tax provision is included in the accompanying financial statements.

  (F) CAPITAL STOCK

The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded as of the ex-dividend date.

(2) AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has adopted an Administrative and Shareholder Servicing Agreement under which The Managers Funds, L.P. serves as the Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Fund's operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, dealers and registered investment advisers, that advise or act as an intermediary with the Fund's shareholders.

As amended on December 1, 1995, the Trustees approved a fee for these services, payable to the Administrator, of 0.25% per annum, 0.20% of which has been voluntarily waived for the six months ended May 31, 1998.

This waiver may be modified or terminated at any time at the sole discretion of the Administrator.

An aggregate annual fee of $10,000 is paid to each outside Trustee for serving as a Trustee of the Trust. In addition, these Trustees receive meeting fees of $750 for each in-person meeting attended, and $200 for participation in any telephonic meetings. The Trustee fee expense shown in the financial statements represents the Fund's allocated portion of the total fees.

THE PRIME MONEY MARKET PORTFOLIO

Schedule of Investments

May 31, 1998 (unaudited)
--------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                           YIELD TO
    (IN                                                                           MATURITY/
THOUSANDS)              SECURITY DESCRIPTION                MATURITY DATES           RATE            VALUE
-----------   ----------------------------------------  ----------------------   ------------   ---------------
CERTIFICATES OF DEPOSIT -- DOMESTIC (2.1%)

$  101,600    Nationsbank Corp........................       09/04/98-12/28/98    5.600-5.830%  $   101,583,955
    50,000    Regions Bank............................                06/25/98          6.000        49,999,058
                                                                                                ---------------
              TOTAL CERTIFICATES OF DEPOSIT --
               DOMESTIC...............................                                              151,583,013
                                                                                                ---------------
CERTIFICATES OF DEPOSIT -- FOREIGN (9.5%)
    26,500    Bank of Montreal........................                07/07/98          5.580        26,501,176
    67,500    Bayerische Vereinsbank AG...............                02/02/99          5.600        67,465,264
   200,000    Canadian Imperial Bank of Commerce......       06/22/98-04/01/99    5.530-5.750       199,952,152
    25,000    Commerzbank AG..........................                03/05/99          5.670        24,990,909
   165,000    Deutsche Bank...........................       03/04/99-04/15/99    5.650-5.730       164,936,642
    45,000    Landesbank Hessen Thuringen.............       06/09/98-06/19/98    5.940-6.080        44,999,225
    20,000    Norinchukin Bank........................                06/05/98          5.910        20,000,022
    32,000    Swiss Bank Corp.........................                06/04/98          5.820        32,000,583
   100,000    Westpac Banking Corp....................       03/04/99-04/09/99    5.640-5.680        99,955,884
                                                                                                ---------------
              TOTAL CERTIFICATES OF DEPOSIT --
               FOREIGN................................                                              680,801,857
                                                                                                ---------------
COMMERCIAL PAPER -- DOMESTIC (25.3%)

   236,867    Alpine Securitization Corp..............       06/02/98-06/11/98    5.500-5.530       236,609,874
   145,000    Aspen Funding Corp......................       06/08/98-06/17/98          5.530       144,747,310
    14,000    Bank of New York........................                03/26/99          5.640        13,993,426
    78,955    Bavaria Trading Corp....................       06/04/98-06/15/98    5.540-5.550        78,869,422
    75,000    BBL North America Inc...................                06/15/98          5.510        74,839,292
   248,750    CXC Inc.................................       06/03/98-08/12/98    5.500-5.530       247,722,486
    28,000    Dupont EI de Nemours & Co...............                06/05/98          5.460        27,983,013
    98,623    Enterprise Funding Corp.................       06/08/98-06/19/98    5.500-5.520        98,412,245
   150,000    General Electric Capital Corp...........                08/19/98          5.380       148,229,083
    69,000    General Motors Acceptance Corp..........                06/03/98          5.500        68,978,917
    73,379    Receivables Capital Corp................       06/17/98-07/23/98    5.510-5.520        73,140,715
   312,482    Trident Capital Finance Inc.............       06/03/98-08/07/98    5.520-5.530       311,964,497
   290,208    Windmill Funding Corp...................       06/03/98-06/24/98    5.510-5.530       289,536,717
                                                                                                ---------------
              TOTAL COMMERCIAL PAPER -- DOMESTIC......                                            1,815,026,997
                                                                                                ---------------
COMMERCIAL PAPER -- FOREIGN (6.7%)

   182,500    Banque et Caisse D' Epargne.............       06/09/98-08/12/98    5.380-5.510       180,846,206
    22,500    Barclays Funding........................                06/17/98          5.500        22,445,000
    25,000    Caisse D' Amortissement.................                08/03/98          5.370        24,765,063

The accompanying notes are an integral part of these financial statements.

THE PRIME MONEY MARKET PORTFOLIO

May 31, 1998 (unaudited)
--------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                           YIELD TO
    (IN                                                                           MATURITY/
THOUSANDS)              SECURITY DESCRIPTION                MATURITY DATES           RATE            VALUE
-----------   ----------------------------------------  ----------------------   ------------   ---------------
COMMERCIAL PAPER -- FOREIGN (CONTINUED)
$   50,000    Commonwealth Bank of Australia (Series
               A).....................................                07/20/98          5.400%  $    49,631,819
   157,000    Diageo PLC..............................       07/06/98-07/24/98    5.440-5.490       156,094,217
    50,000    Halifax Building Society................                06/17/98          5.480        49,878,222
                                                                                                ---------------
              TOTAL COMMERCIAL PAPER -- FOREIGN.......                                              483,660,527
                                                                                                ---------------
FLOATING RATE NOTES (37.2%)(V)

    38,000    American Express Centurion Bank, (resets
               monthly to one month LIBOR - 6 basis
               points, due 05/07/99)..................                06/08/98(a)        5.592       38,000,000
    50,000    American Express Centurion Bank, (resets
               monthly to one month LIBOR - 6 basis
               points, due 05/10/99)..................                06/10/98(a)        5.592       50,000,000
    50,000    American Express Centurion Bank, (resets
               monthly to one month LIBOR - 6 basis
               points, due 06/18/99)..................                06/18/98(a)        5.596       50,000,000
    25,000    American Express Centurion Bank, (resets
               daily to one month LIBOR +5 basis
               points, due 09/16/98)..................                06/01/98(a)        5.706       25,008,025
    27,800    Asset Backed Securities Investment
               Trust, Series 1995-A, Class 2, (resets
               monthly to one month LIBOR - 3 basis
               points, due 08/10/98)..................                06/10/98(a)        5.615       27,798,317
   100,000    Asset Backed Securities Investment
               Trust, Series 1997-C, (resets monthly
               to one month LIBOR, due 06/15/98)
               (144A).................................                06/15/98(a)        5.656      100,000,000
    50,000    Asset Backed Securities Investment
               Trust, Series 1997-E, Class N, (resets
               monthly to one month LIBOR, due
               08/17/98) (144A).......................                06/15/98(a)        5.656       50,000,000
   100,000    BankBoston Corp., (resets daily to Fed
               Funds rate +5 basis points, due
               04/08/99)..............................                06/01/98(a)        5.450       99,958,420
    64,000    Bankers Trust, (resets daily to Fed
               Funds rate +5 basis points, due
               07/07/98)..............................                06/01/98(a)        5.550       63,993,290

The accompanying notes are an integral part of these financial statements.

THE PRIME MONEY MARKET PORTFOLIO

May 31, 1998 (unaudited)
--------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                           YIELD TO
    (IN                                                                           MATURITY/
THOUSANDS)              SECURITY DESCRIPTION                MATURITY DATES           RATE            VALUE
-----------   ----------------------------------------  ----------------------   ------------   ---------------
FLOATING RATE NOTES (CONTINUED)
$  100,000    Bayerische Landesbank, (resets monthly
               to one month LIBOR
               - 10 basis points, due 06/26/98).......                06/26/98(a)        5.558% $    99,994,672
    50,000    Corestates Bank, (resets monthly to one
               month LIBOR - 5.5 basis points, due
               04/20/99)..............................                06/20/98(a)        5.647       50,000,000
   100,000    Corestates Bank, (resets monthly to one
               month LIBOR - 5.5 basis points, due
               05/07/99)..............................                06/08/98(a)        5.597      100,000,000
    15,000    Corestates Bank, (resets monthly to one
               month LIBOR - 5.5 basis points, due
               05/14/99)..............................                06/14/98(a)        5.601       15,000,000
    50,000    Corestates Bank, (resets monthly to one
               month LIBOR +3 basis points, due
               04/21/99)..............................                06/21/98(a)        5.678       50,000,000
    25,000    FCC National Bank, (resets monthly to
               one month LIBOR
               - 12 basis points, due 07/02/98).......                06/02/98(a)        5.536       24,998,520
    35,000    FCC National Bank, (resets daily to Fed
               Funds rate +20 basis points, due
               07/23/98)..............................                06/01/98(a)        5.888       35,003,891
     5,000    First USA Bank, (resets quarterly to
               three month LIBOR +30 basis points, due
               07/29/98)..............................                07/16/98(a)        5.988        5,002,614
    15,000    First USA Bank, (resets quarterly to
               three month LIBOR +30 basis points, due
               09/03/98)..............................                06/17/98(a)        5.984       15,013,552
    16,000    Ford Motor Credit, (resets daily to Fed
               Funds rate +45 basis points, due
               04/19/99)..............................                06/01/98(a)        6.138       16,046,798
    91,000    General Electric Capital Corp., (resets
               daily to Prime rate - 289 basis points,
               due 05/04/99)..........................                06/01/98(a)        5.610       91,000,000
   112,592    Greentree Financial Corp., (resets
               monthly to one month LIBOR +3 basis
               points, due 11/15/98)..................                06/15/98(a)        5.686      112,566,639
    43,000    Household Finance Corp., (resets
               quarterly to three month LIBOR - 12
               basis points, due 03/30/99)............                06/30/98(a)        5.591       42,974,187
   200,000    Key Bank, (resets daily to Prime rate -
               295 basis points, due 02/24/99)........                06/01/98(a)        5.550      199,900,142

The accompanying notes are an integral part of these financial statements.

THE PRIME MONEY MARKET PORTFOLIO

May 31, 1998 (unaudited)
--------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                           YIELD TO
    (IN                                                                           MATURITY/
THOUSANDS)              SECURITY DESCRIPTION                MATURITY DATES           RATE            VALUE
-----------   ----------------------------------------  ----------------------   ------------   ---------------
FLOATING RATE NOTES (CONTINUED)
$   65,000    Key Bank, (resets daily to Fed Funds
               rate +4.5 basis points, due
               04/16/99)..............................                06/01/98(a)        6.138% $    64,962,932
   135,101    Liquid Asset Backed Securities Trust,
               Series 1997-2, (resets monthly to one
               month LIBOR, due 06/30/98) (144A)......                06/30/98(a)        5.656      135,101,368
   187,036    Money Store Equity Trust, Series
               1997-A36, (resets monthly to one month
               LIBOR +3 basis points, due 11/15/98)...                06/15/98(a)        5.686      187,028,986
    94,622    Natwest Asset Trust Securities, Series
               R-13/14A, (resets monthly to one month
               LIBOR +2 basis points, due 10/15/01)
               (144A).................................                06/15/98(a)        5.676       94,622,000
    66,500    Old Kent Bank, (resets daily to Prime
               rate - 285 basis points, due
               11/04/98)..............................                06/01/98(a)        5.650       66,500,000
    50,000    PNC Bank, N.A., (resets daily to Fed
               Funds rate +7 basis points, due
               06/04/98)..............................                06/01/98(a)        5.758       49,999,775
   200,000    PNC Bank, N.A., (resets daily to Prime
               rate - 290 basis points, due
               01/19/99)..............................                06/01/98(a)        5.600      199,968,478
   100,000    Racers 97-MM-8-6, (resets monthly to one
               month LIBOR
               - 2 basis points, due 08/28/98)
               (144A).................................                06/28/98(a)        5.632       99,997,655
   245,000    Societe Generale, (resets monthly to one
               month LIBOR +8.5 basis points, due
               05/26/99)..............................                06/26/98(a)        5.563      244,833,801
   161,500    Triangle Funding Ltd. Series 1997-1,
               (resets quarterly to three month LIBOR,
               due 11/15/98) (144A)...................                07/15/98(a)        5.687      161,496,451
                                                                                                ---------------
              TOTAL FLOATING RATE NOTES...............                                            2,666,770,513
                                                                                                ---------------
TAXABLE MUNICIPALS (1.3%)(V)

    44,200    Jacksonville Health Facility Hospital,
               (resets weekly, due 08/15/14)..........                06/03/98(a)        5.650       44,200,000

The accompanying notes are an integral part of these financial statements.

THE PRIME MONEY MARKET PORTFOLIO

May 31, 1998 (unaudited)
--------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                           YIELD TO
    (IN                                                                           MATURITY/
THOUSANDS)              SECURITY DESCRIPTION                MATURITY DATES           RATE            VALUE
-----------   ----------------------------------------  ----------------------   ------------   ---------------
TAXABLE MUNICIPALS (CONTINUED)
$   39,240    Sacramento County, (resets quarterly to
               three month LIBOR, due 08/15/14).......                08/14/98(a)        5.699% $    39,236,968
     6,200    Wake Forest University, (resets weekly,
               due 07/01/17), LOC Wachovia Bank.......                06/09/98(a)        5.600%       6,200,000
                                                                                                ---------------
              TOTAL TAXABLE MUNICIPALS................                                               89,636,968
                                                                                                ---------------
TIME DEPOSITS -- DOMESTIC (3.9%)

   276,343    Suntrust Bank...........................                06/01/98          5.687       276,343,000
                                                                                                ---------------
TIME DEPOSITS -- FOREIGN (13.7%)

   325,000    Bank of Montreal........................                06/01/98    5.687-5.718       325,000,000
   125,000    Bank of Nova Scotia.....................                06/01/98          5.687       125,000,000
   150,000    Bayerische Vereinsbank..................                06/01/98          5.687       150,000,000
   231,848    Credit Agricole Grand Cayman............                06/01/98          5.687       231,848,000
   150,000    Westdeutsche Landesbank.................                06/01/98          5.687       150,000,000
                                                                                                ---------------
              TOTAL TIME DEPOSITS -- FOREIGN..........                                              981,848,000
                                                                                                ---------------
              TOTAL INVESTMENTS AT AMORTIZED COST AND VALUE (99.7%)..........................     7,145,670,875
              OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)...................................        21,485,558
                                                                                                ---------------
              NET ASSETS (100.0%)............................................................   $ 7,167,156,433
                                                                                                ---------------
                                                                                                ---------------

(a) The date listed under the heading maturity date represents an optional tender date or the next interest rate reset date. The final maturity date is indicated in the security description.

(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

144A -- Securities restricted for resale to Qualified Institutional Buyers.

LOC -- Letter of Credit

The accompanying notes are an integral part of these financial statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
May 31, 1998 (unaudited)
----------------------------------------------------------------------

 ASSETS
   Investments at amortized cost and value                            $7,145,670,875
   Interest receivable                                                    28,459,621
   Prepaid trustees' fees                                                      2,573
   Prepaid expenses and other assets                                           7,425
                                                                      --------------
     Total assets                                                      7,174,140,494
                                                                      --------------
 LIABILITIES
   Payable to custodian                                                    6,042,748
   Advisory fee payable                                                      621,913
   Administrative services fee payable                                       155,082
   Custody fee payable                                                       108,454
   Administration fee payable                                                 13,424
   Fund services fee payable                                                   5,278
   Accrued expenses                                                           37,162
                                                                      --------------
     Total liabilities                                                     6,984,061
                                                                      --------------
 NET ASSETS
   Applicable to investors' beneficial interests                      $7,167,156,433
                                                                      --------------
                                                                      --------------

----------------------------------------------------------------------

STATEMENT OF OPERATIONS
For the six months ended May 31, 1998 (unaudited)
----------------------------------------------------------------------

 INVESTMENT INCOME
   Interest income                                                       $156,414,646
 EXPENSES
   Advisory fee                                               $3,222,153
   Administrative services fee                                  804,085
   Custodian fees and expenses                                  363,162
   Fund services fee                                             79,660
   Administration fee                                            54,547
   Trustees' fees and expenses                                   38,019
   Miscellaneous                                                 51,977
                                                              ---------
     Total expenses                                                        4,613,603
                                                                         -----------
 NET INVESTMENT INCOME                                                   151,801,043
 NET REALIZED LOSS ON INVESTMENTS                                            (10,308)
                                                                         -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $151,790,735
                                                                         -----------
                                                                         -----------

   The accompanying notes are an integral part of these financial statements.

THE PRIME MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------

                                                            FOR THE SIX
                                                           MONTHS ENDED       FOR THE FISCAL
                                                           MAY 31, 1998         YEAR ENDED
                                                            (UNAUDITED)      NOVEMBER 30, 1997
                                                         -----------------   -----------------
INCREASE IN NET ASSETS
FROM OPERATIONS
  Net investment income                                  $     151,801,043   $     220,786,337
  Net realized loss on investments                                 (10,308)           (105,748)
                                                         -----------------   -----------------
    Net increase in net assets resulting from
     operations                                                151,790,735         220,680,589
                                                         -----------------   -----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
  Contributions                                             22,499,826,610      22,011,079,297
  Withdrawals                                              (19,804,106,719)    (21,760,363,996)
                                                         -----------------   -----------------
    Net increase from investors' transactions                2,695,719,891         250,715,301
                                                         -----------------   -----------------
    Total increase in net assets                             2,847,510,626         471,395,890
NET ASSETS
  Beginning of fiscal period                                 4,319,645,807       3,848,249,917
                                                         -----------------   -----------------
  End of fiscal period                                   $   7,167,156,433   $   4,319,645,807
                                                         -----------------   -----------------
                                                         -----------------   -----------------

----------------------------------------------------------------------
SUPPLEMENTARY DATA
----------------------------------------------------------------------

                                                         FOR THE
                                                           SIX
                                                         MONTHS                                           FOR THE PERIOD
                                                          ENDED    FOR THE FISCAL YEAR ENDED NOVEMBER      JULY 12, 1993
                                                         MAY 31,                   30,                   (COMMENCEMENT OF
                                                          1998     -----------------------------------    OPERATIONS) TO
                                                         (UNAUDITED)  1997     1996     1995    1994     NOVEMBER 30, 1993
                                                         -------   -------   --------   ----   -------   -----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                               0.17%(a)  0.18%     0.19%      0.19%  0.20%         0.19%(a)
  Net investment income                                  5.57%(a)  5.43%     5.29%      5.77%  3.90%         2.98%(a)
  Decrease reflected in expense ratio due to expense
   reimbursement                                         --        --        0.00%(b)   --     0.00%(b)     --

------------------------

(a) Annualized

(b) Less than 0.01%

   The accompanying notes are an integral part of these financial statements.

THE PRIME MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

May 31, 1998 (unaudited)
----------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Prime Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on November 4, 1992. The Portfolio's investment objective is to maximize current income and maintain a high level of liquidity. The Portfolio commenced operations on July 12, 1993. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

  a) Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regard-

less of the impact of fluctuating interest rates on the market value of the instruments.

The Portfolio's custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the collateral pledged for investments in repurchase agreements on behalf of the Portfolio. It is the policy of the Portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

  b) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

  c) The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each

THE PRIME MONEY MARKET PORTFOLIO

May 31, 1998 (unaudited)
----------------------------------------------------------------------

investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is the same for book and tax purposes.

2. TRANSACTIONS WITH AFFILIATES

  a) The Portfolio has an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the six months ended May 31, 1998, this fee amounted to $3,222,153.

  b) The Portfolio has retained Funds Distributor ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, FDI provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the officers affiliated with FDI. The Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of the Portfolio and certain other investment companies subject to similar agreements with FDI. For the six months ended May 31, 1998, the fee for these services amounted to $54,547.

  c) The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio had agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Portfolio and certain other portfolios for which Morgan acts as investment advisor (the "Master Portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the

THE PRIME MONEY MARKET PORTFOLIO

May 31, 1998 (unaudited)
----------------------------------------------------------------------
Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the six months ended May 31, 1998, the fee for these services amounted to $804,085.

In addition, Morgan has agreed to reimburse the Portfolio to the extent necessary to maintain the total operating expenses of the Portfolio at no more than 0.20% of the average daily net assets of the Portfolio through March 31, 1999. For the six months ended May 31, 1998, there was no reimbursement under this agreement.

  d) The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $79,660 for the six months ended May 31, 1998.

  e) An aggregate annual fee of $75,000 is paid to each Trustee for serving as a Trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the Master Portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $16,700.

                                     (LOGO)

                     WHERE LEADING MONEY MANAGERS CONVERGE

FUND DISTRIBUTOR
THE MANAGERS FUNDS, L.P.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

CUSTODIAN

State Street Bank and Trust
 Company
1776 Heritage Drive
North Quincy, Massachusetts
 02171

LEGAL COUNSEL

Shereff, Friedman, Hoffman &
 Goodman, LLP
919 Third Avenue
New York, New York 10022

TRANSFER AGENT

Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded by an effective prospectus.

THE MANAGERS FUNDS

EQUITY FUNDS:
INCOME EQUITY FUND
  Scudder Kemper Investments, Inc.
  Chartwell Investment Partners, L.P.

CAPITAL APPRECIATION FUND
  Essex Investment Management
  Company, LLC
  Husic Capital Management

SPECIAL EQUITY FUND
  Liberty Investment Management
  Pilgrim Baxter & Associates, Ltd.
  Westport Asset Management, Inc.
  Kern Capital Management, LLC

INTERNATIONAL EQUITY
  FUND
  Scudder Kemper Investments, Inc.
  Lazard Asset Management Co.

EMERGING MARKETS
  EQUITY FUND
  Montgomery Asset
  Management, LLC
  King Street Advisors, Limited

FIXED INCOME FUNDS:
MONEY MARKET FUND
  J.P. Morgan

SHORT AND INTERMEDIATE
  BOND FUND
  Standish, Ayer & Wood, Inc.

BOND FUND
  Loomis, Sayles & Company, L.P.

GLOBAL BOND FUND
  Rogge Global Partners